Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Oct. 13, 2020
C000220710
Account Value [Line Items]
Account Value	$ 15,286	$ 15,092	$ 15,233	$ 14,709	$ 13,939	$ 13,393	$ 12,176	$ 12,057	$ 11,297	$ 11,026	$ 11,080	$ 10,662	$ 11,269	$ 12,107	$ 12,729	$ 13,013	$ 12,486	$ 11,493	$ 10,600	$ 10,000
C000220708
Account Value [Line Items]
Account Value	15,105	14,926	15,074	14,556	13,808	13,279	12,072	11,976	11,222	10,964	11,026	10,610	11,224	12,057	12,687	12,981	12,464	11,482	10,590	10,000
C000220709
Account Value [Line Items]
Account Value	770,293	760,506	766,948	740,579	701,306	673,253	611,820	605,821	567,651	553,473	556,155	534,643	565,074	607,048	637,468	651,657	625,307	574,634	530,000	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	17,393	17,487	17,828	16,498	15,376	14,878	13,256	13,079	12,052	11,569	11,772	11,397	11,811	12,585	13,198	13,142	12,263	11,207	10,446	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	17,393	17,487	17,828	16,498	15,376	14,878	13,256	13,079	12,052	11,569	11,772	11,397	11,811	12,585	13,198	13,142	12,263	11,207	10,446	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	869,641	874,327	891,376	824,896	768,789	743,897	662,805	653,930	602,579	578,449	588,592	569,837	590,563	629,247	659,876	657,115	613,151	560,359	522,304	500,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	15,755	15,406	15,462	14,972	14,095	13,614	12,449	12,331	11,602	11,401	11,323	10,936	11,516	12,149	12,495	12,700	12,252	11,301	10,536	10,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	15,755	15,406	15,462	14,972	14,095	13,614	12,449	12,331	11,602	11,401	11,323	10,936	11,516	12,149	12,495	12,700	12,252	11,301	10,536	10,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	$ 787,770	$ 770,315	$ 773,124	$ 748,578	$ 704,729	$ 680,720	$ 622,467	$ 616,566	$ 580,110	$ 570,073	$ 566,138	$ 546,801	$ 575,802	$ 607,437	$ 624,731	$ 635,013	$ 612,578	$ 565,048	$ 526,806	$ 500,000